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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Caspian Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Chief Operating Officer and General Counsel
Phone:            212-826-6970

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, NY                  May 14, 2012
---------------------------        --------------                --------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    16
                                                           ------------------

Form 13F Information Table Value Total:                              $328,571
                                                           ------------------
                                                               (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     None.


                                                      Caspian Capital LP
                                                  Form 13F Information Table
                                                 Quarter Ended March 31, 2012



       Column 1               Column 2       Column 3   Column 4       Column 5       Column 6   Column 7         Column 8

                                             Cusip       Value    Shares or  SH/ Put/  Invest     Othr
Issuer                     Title of Class    Number    (x$1000)    PRN AMT   PRN Call  Discre     Mgrs    Sole     Shared     None
-------------------------  ---------------  --------   ---------  ---------  --- ----  -------    ----    ----   ----------   ----
                                                                                       SHARED-
BEAZER HOMES USA INC       COM              07556Q105  $   6,131  1,886,517  SH        DEFINED                    1,886,517
                                                                                       SHARED-
CHEMTURA CORP              COM NEW          163893209  $  18,170  1,070,101  SH        DEFINED                    1,070,101
                                                                                       SHARED-
FLAGSTAR BANCORP INC       COM NEW          337930507  $   5,996  6,516,868  SH        DEFINED                    6,516,868
                                                                                       SHARED-
GRAPHIC PACKAGING HLDG CO  COM              388689101  $  14,082  2,551,161  SH        DEFINED                    2,551,161
                                                                                       SHARED-
GRAY TELEVISION INC        COM              389375106  $   3,608  1,909,071  SH        DEFINED                    1,909,071
                                                                                       SHARED-
HOVNANIAN ENTERPRISES INC  UNIT 99/99/9999  44248W208  $     268     20,000  SH        DEFINED                       20,000
                                                                                       SHARED-
HUNTSMAN CORP              COM              447011107  $   5,603    399,959  SH        DEFINED                      399,959
                                                                                       SHARED-
ISHARES TR                 RUSSELL 2000     464287655  $ 207,125  2,500,000  SH  PUT   DEFINED                    2,500,000
                                                                                       SHARED-
LLOYDS BANKING GROUP PLC   SPONSORED ADR    539439109  $   1,240    584,848  SH        DEFINED                      584,848
                                                                                       SHARED-
MPG OFFICE TR INC          COM              553274101  $   4,188  1,789,582  SH        DEFINED                    1,789,582
                                                                                       SHARED-
PENDRELL CORP              COM              70686R104  $  14,157  5,424,048  SH        DEFINED                    5,424,048
                                                                                       SHARED-
RITE AID CORP              COM              767754104  $   4,075  2,341,755  SH        DEFINED                    2,341,755
ROYAL BK SCOTLAND                                                                      SHARED-
GROUP PLC                  SP ADR PREF T    780097713  $  19,305  1,016,050  SH        DEFINED                    1,016,050
ROYAL BK SCOTLAND                                                                      SHARED-
GROUP PLC                  ADR PREF SER N   780097770  $     808     50,000  SH        DEFINED                       50,000
ROYAL BK SCOTLAND                                                                      SHARED-
GROUP PLC                  ADR PREF SHS Q   780097754  $  15,494    911,935  SH        DEFINED                      911,935
ROYAL BK SCOTLAND                                                                      SHARED-
GROUP PLC                  SP ADR PREF M    780097796  $   8,321    506,117  SH        DEFINED                      506,117


Total Fair Market Value (in thousands):                $ 328,571
